Short-term borrowings and long-term debt (Aggregate Amounts of Annual Maturities of Long-term Debt During Next Five Years) (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Long Term Debt And Capital Lease Obligations Repayments Of Principal [Line Items]
2020	¥ 4,254,260
2021	3,057,026
2022	3,033,332
2023	2,221,041
2024	¥ 1,123,524